Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Earnings Per Share

Basic earnings per share ("EPS") is computed by dividing earnings available to common shareholders by the weighted average number of common shares outstanding. Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of any dilutive potential common shares outstanding during the period, if any. The computation of basic and diluted earnings per common share is presented below:

(dollars in thousands, except per share data)	Three months ended March 31,
	2013	2012
Basic and Diluted Earnings per Share Calculation:

Numerator:
Net loss attributable to common shareholders:
Continuing operations	$(3,888)	$(3,145)
Discontinued operations	(1,007)	(1,477)

Net loss attributable to common shareholders - total	$(4,895)	$(4,622)

Denominator:

Weighted average number of common shares - basic	2,887,616	2,883,804

Basic Earnings Per Common Share:
Net loss attributable to common shareholders per weighted average common share:
Continuing operations	$(1.35)	$(1.09)
Discontinued operations	(0.35)	(0.51)

Total	$(1.70)	$(1.60)

The net income (loss) attributable to noncontrolling interest is allocated between continuing and discontinued operations. Additionally, unvested stock awards, warrants, the Series C convertible preferred stock, and the preferred operating units have been omitted from the denominator for the purpose of computing diluted earnings per share for the three months ended March 31, 2013 and 2012, since the effects of including these awards in the denominator would be antidilutive due to the loss from continuing operations applicable to common shareholders. The following table summarizes the weighted average of potentially dilutive securities that have been excluded from the denominator for the purpose of computing diluted earnings per share:

	Q1 2013	Q1 2012
Preferred operating units	—	1,428
Outstanding stock options	27,875	26,937
Unvested stock awards outstanding	1,818	—
Warrants	3,787,426	2,336,876
Series C preferred stock	3,750,000	2,299,451

Total potentially dilutive securities excluded from the denominator	7,567,119	4,664,692

Note 2.	Earnings Per Share

Basic earnings per share ("EPS") is computed by dividing earnings available to common shareholders by the weighted average number of common shares outstanding. Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of any dilutive potential common shares outstanding during the period, if any. The computation of basic and diluted earnings per common share is presented below (dollars in thousands, except share and per share amounts):

	For the year ended December 31,
	2012	2011	2010
Basic and Diluted Earnings per Share Calculation:

Numerator:
Net earnings (loss) attributable to common shareholders:
Continuing operations	$(14,305)	$(7,988)	$(6,518)
Discontinued operations	926	(10,931)	(5,541)

Net earnings (loss) attributable to common shareholders - total	$(13,379)	$(18,919)	$(12,059)

Denominator:
Weighted average number of common shares - basic and diluted	2,885,041	2,872,218	2,819,548

Basic and Diluted Earnings Per Common Share:
Net earnings (loss) attributable to common shareholders per weighted average common share:
Continuing operations	$(4.96)	$(2.78)	$(2.31)
Discontinued operations	0.32	(3.81)	(1.97)

Total - Basic and Diluted	$(4.64)	$(6.59)	$(4.28)

The net income (loss) attributable to noncontrolling interest is allocated between continuing and discontinued operations. Additionally, unvested stock awards, warrants, the Series C convertible preferred stock, and the preferred operating units have been omitted from the denominator for the purpose of computing diluted earnings per share for the years ended 2012, 2011, and 2010, since the effects of including these awards in the denominator would be antidilutive due to the loss from continuing operations applicable to common shareholders.

The following table summarizes potentially dilutive securities that have been excluded from the denominator for the purpose of computing diluted earnings per share:

	2012	2011	2010
Preferred operating units	1,190	5,554	6,379
Outstanding stock options	27,875	26,938	31,893
Unvested stock awards outstanding	602	—	—
Warrants	3,426,770	37,425	37,426
Series C preferred stock	3,389,344	—	—

Total potentially dilutive securities excluded from the denominator	6,845,781	69,917	75,698